Voyageur Fund Managers, Inc.
                              One Commerce Square
                        Philadelphia, Pennsylvania 19103

                                  May 27, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

     Re:  Delaware-Voyageur Tax-Exempt Trust, Series 10 (the "Trust")

Ladies/Gentlemen:

         Pursuant to the requirements of Rule 497(j) of the General Rules and Regulations of the Securities Act of 1933, as amended, the form of prospectus which would have been filed pursuant to Rule 497(b) of the General Rules and Regulations of the Securities Act of 1933, as amended, would not have differed from that contained in Amendment No. 1 to the Registration Statement for the above referenced Trust, the most recent amendment, filed electronically with the Securities and Exchange Commission on May 22, 1997.

                                Very truly yours,

                                Voyageur Fund Managers, Inc.

                                By  Michael D. Mabry
                                    ---------------------------
                                    Assistant Vice President/Assistant Secretary